UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period:  November 30, 2007

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 97.19%
Aerospace & Defense - 3.41%
Precision Castparts Corp.		2,226	$327,979
Air Freight & Logistics - 2.48%
C H Robinson Worldwide, Inc.		4,628	238,573
Biotechnology - 2.61%
Celgene Corp. (a)		4,087	251,555
Capital Markets - 8.79%
Affiliated Managers Group, Inc. (a)		1,923	238,933
BlackRock, Inc.		1,177	233,481
Gfi Group, Inc. (a)		1,426	138,864
The Goldman Sachs Group, Inc.		1,037	235,026
Total Capital Markets			846,304

Chemicals - 3.95%
Monsanto Co.		2,372	235,706
Potash Corp of Saskatchewan		1,204	144,347
Total Chemicals			380,053

Commercial Banks - 3.91%
HDFC Bank Ltd. - ADR		1,745	234,685
Signature Bank (a)		3,825	141,716
Total Commercial Banks			376,401

Commercial Services & Supplies - 4.17%
Huron Consulting Group, Inc. (a)		1,670	122,361
Stericycle, Inc. (a)		4,746	279,302
Total Commercial Services & Supplies			401,663

Communications Equipment - 4.02%
Cisco Systems, Inc. (a)		6,611	185,240
Research In Motion Ltd. (a)		1,777	202,258
Total Communications Equipment			387,498

Computers & Peripherals - 3.38%
Apple Computer, Inc. (a)		1,788	325,809
Construction & Engineering - 2.95%
Foster Wheeler Ltd (a)		1,906	283,994
Diversified Consumer Services - 4.20%
Capella Education Company (a)		3,300	232,386
New Oriental Ed & Tech Grp, Inc. - ADR (a)		2,151	172,231
Total Diversified Consumer Services			404,617

Diversified Financial Services - 3.38%
Cme Group, Inc.		494	325,349
Energy Equipment & Services - 6.97%
Core Laboratories NV (a)		2,136	250,446
FMC Technologies, Inc. (a)		2,474	137,505
Schlumberger Ltd.		3,029	283,060
Total Energy Equipment & Services			671,011

Health Care Equipment & Supplies - 9.40%
Hologic, Inc. (a)		2,829	187,817
Idexx Laboratories, Inc. (a)		3,086	186,703
Intuitive Surgical, Inc. (a)		907	297,206
Stryker Corp.		3,221	233,941
Total Health Care Equipment & Supplies			905,667

Hotels, Restaurants & Leisure - 6.25%
Chipotle Mexican Grill, Inc. (a)		2,418	321,957
Las Vegas Sands Corp. (a)		2,471	280,211
Total Hotels, Restaurants & Leisure			602,168

Internet & Catalog Retail - 3.58%
Amazon.Com, Inc. (a)		2,133	193,164
Priceline.com, Inc. (a)		1,332	151,582
Total Internet & Catalog Retail			344,746

Internet Software & Services - 5.37%
Baidu.com - ADR (a)		555	211,988
Google, Inc. (a)		441	305,613
Total Internet Software & Services			517,601

IT Services - 4.60%
Cognizant Technology Solutions Corp. (a)		5,895	183,334
Mastercard, Inc.		1,292	259,240
Total IT Services			442,574

Life Science Tools & Services - 2.90%
Covance, Inc. (a)		3,196	279,107
Media - 3.36%
Morningstar, Inc. (a)		3,978	323,610
Pharmaceuticals - 2.45%
Allergan, Inc.		3,526	236,383
Software - 3.53%
Ultimate Software Group, Inc. (a)		6,408	209,349
Vmware, Inc. (a)		1,429	130,568
Total Software			339,917

Specialty Retail - 1.53%
Gamestop Corp (a)		2,566	147,417
TOTAL COMMON STOCKS (Cost $9,073,406)			$9,359,996

		Principal
		Amount
SHORT TERM INVESTMENTS - 4.85%
Fidelity Government Port - I
4.830% (b)		$467,424	467,424
TOTAL SHORT TERM INVESTMENTS (Cost $467,424)			$467,424

Total Investments (Cost $9,540,830) - 102.04%			9,827,420
Liabilities in Excess of Other Assets - (2.04)%			(196,603)
TOTAL NET ASSETS - 100.00%			$9,630,817

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Variable Rate

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments		$9,540,830
	Gross unrealized appreciation	478,860
	Gross unrealized depreciation	(192,270)
	Net unrealized appreciation	$ 286,590

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    January 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    January 22, 2008